Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policy on Equity Awards
Our equity awards, including stock options, are granted in accordance with our Policy on Equity Awards (the “Equity Awards Policy”). Pursuant to the Equity Awards Policy the grant date of such awards shall be the date on which the grant was approved or a future date as recommended by management. The Equity Awards Policy prohibits backdating awards. It is not our policy to time the public release of material information or the grant of equity awards to benefit any award grantees. We did not grant any options, stock appreciation rights, or option-like awards to our named executive officers in 2024.

Award Timing Method	Our equity awards, including stock options, are granted in accordance with our Policy on Equity Awards (the “Equity Awards Policy”). Pursuant to the Equity Awards Policy the grant date of such awards shall be the date on which the grant was approved or a future date as recommended by management. The Equity Awards Policy prohibits backdating awards.
Award Timing, How MNPI Considered	It is not our policy to time the public release of material information or the grant of equity awards to benefit any award grantees. We did not grant any options, stock appreciation rights, or option-like awards to our named executive officers in 2024.
MNPI Disclosure Timed for Compensation Value	false